Financial Risk Management Objectives and Policies (Details 1) - Foreign currency risk sensitivity [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
TWD against strengthened [Member]
StatementsLineItems [Line Items]
Profit before tax	$ (87)	$ (2)
TWD against weakened [Member]
StatementsLineItems [Line Items]
Profit before tax	87	2
EUR against strengthened [Member]
StatementsLineItems [Line Items]
Profit before tax	546	(45)
EUR against weakened [Member]
StatementsLineItems [Line Items]
Profit before tax	(546)	45
AUD against strengthened [Member]
StatementsLineItems [Line Items]
Profit before tax	(101)	25
AUD against weakened [Member]
StatementsLineItems [Line Items]
Profit before tax	101	(25)
USD against strengthened [Member]
StatementsLineItems [Line Items]
Profit before tax	(713)	(372)
USD against weakened [Member]
StatementsLineItems [Line Items]
Profit before tax	713	372
HKD against strengthened [Member]
StatementsLineItems [Line Items]
Profit before tax	(146)	30
HKD against weakened [Member]
StatementsLineItems [Line Items]
Profit before tax	146	(31)
KRW against strengthened [Member]
StatementsLineItems [Line Items]
Profit before tax
KRW against weakened [Member]
StatementsLineItems [Line Items]
Profit before tax
Others against strengthened [Member]
StatementsLineItems [Line Items]
Profit before tax	320	26
Others against weakened [Member]
StatementsLineItems [Line Items]
Profit before tax	$ (320)	$ (26)